UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-09703

Name of Fund: BCT Subsidiary, Inc.

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BCT Subsidiary,
Inc., 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011,
Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 10/31/2009

Date of reporting period: 04/30/2009

Item 1 – Report to Stockholders

BCT Subsidiary, Inc.

Semi-Annual Report

April 30, 2009

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents
Semi-Annual Report:
Fund Summary	2
Financial Statements:
Schedule of Investments	3
Statement of Assets and Liabilities	7
Statement of Operations	8
Statements of Changes in Net Assets	9
Financial Highlights	10
Notes to Financial Statements	11
Officers and Directors	16
Additional Information	17

BCT Subsidiary, Inc.

Fund Summary as of April 30, 2009

Investment Objective

The Fund’s investment objective is to manage a portfolio of fixed income securities that will assist its parent company, BlackRock Broad Investment Grade 2009 Term Trust, Inc. (“BCT”), in returning $15 per share (the initial public offering price per share of BCT) to investors on or about December 31, 2009 while providing high monthly income. No assurance can be given that the Fund's investment objective will be achieved. In certain circumstances, BCT may return less than $15 per share.

Fund Information

The following chart shows the portfolio composition of the Fund's long-term investments:

	4/30/09	10/31/08
U.S. Government Sponsored Agency Obligations	79%	76%
Corporate Bonds	9	6
Non-U.S. Government Sponsored Agency
Mortgage-Backed Securities	8	12
Taxable Municipal Bonds	3	3
U.S. Government Sponsored Agency Mortgage-Backed Securities	1	1
U.S. Government Sponsored Agency Mortgage-Backed
Securities - Collateralized Mortgage Obligations	-	2

See Notes to Financials Statements.

BCT Subsidiary, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Asset-Backed Securities	(000)	Value
Global Rated Eligible Asset Trust Series 1998-A
	Class 1, 7.45%, 9/15/07 (a)(b)(c)	$ 234	$ 23
Structured Mortgage Asset Residential Trust
	Series 2, 8.24%, 11/07/07 (a)(b)	568	57
	Total Asset-Backed Securities - 0.0%		80
Industry	Corporate Bonds
Electric Utilities - 3.2%	Entergy Gulf States, Inc., 1.661%, 12/01/09 (d)	1,000	979,547
Media - 6.4%	Comcast Corp., 1.439%, 7/14/09 (d)(e)(f)	2,000	1,998,408
	Total Corporate Bonds - 9.6%		2,977,955
	U.S. Government Sponsored Agency Mortgage-
	Backed Securities
	Fannie Mae Guaranteed Pass Through Certificates:
	5.50%, 1/01/17 - 2/01/17	221	231,698
	6.50%, 7/01/29	8	8,520
Total U.S. Government Sponsored Agency
	Mortgage-Backed Securities - 0.8%		240,218
	U.S. Government Sponsored Agency
Mortgage - Backed Securities - Collateralized
	Mortgage Obligations
	Fannie Mae Trust (g):
	Series 1992-174 Class S, 154.28%, 9/25/22 (d)	2,108	6,976
	Series 1993-49 Class L, 444.9167%, 4/25/13	1,283	7,625
	Series 2004-13 Class IG, 5%, 10/25/22	2	-
	Series G-21 Class L, 949.50%, 7/25/21	194	3,626
Freddie Mac Multiclass Certificates Series 2523
	Class EH, 5.50%, 4/15/20 (g)	291	1,774
Total U.S. Government Sponsored Agency
Mortgage - Backed Securities - Collateralized
	Mortgage Obligations - 0.0%		20,001
Industry	Taxable Municipal Bonds
County/City/Special District/School	Fresno, California, Taxable Pension Obligation
District - 3.2%	Revenue Bonds, 7.80%, 6/01/14 (e)(h)	440	476,806
	Kern County, California, Taxable Pension Obligation
	Revenue Bonds, 6.98%, 8/15/09 (e)(i)	500	506,565
	Total Taxable Municipal Bonds - 3.2%		983,371
	Non-U.S. Government Sponsored Agency
	Mortgage-Backed Securities
	JPMorgan Mortgage Trust Series 2006-A7 Class 2A2,	1,194	786,377
	5.791%, 1/25/37 (d)
	Nomura Asset Acceptance Corp. Series 2004-AR4	62	29,984
	Class 2A3, 0.773%, 12/25/34 (d)
	Salomon Brothers Mortgage Securities VI, Inc.	5	4,959
Series 1987-3 Class A, 12.50%, 10/23/17 (j)
	Structured Adjustable Rate Mortgage Loan Trust Series
	2004-11 Class A, 5.043%, 8/25/34 (d)	388	386,675

See Notes to Financials Statements.

BCT Subsidiary, Inc.
Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Non-U.S. Government Sponsored Agency	Par
Mortgage-Backed Securities (concluded)	(000)	Value
Vendee Mortgage Trust Series 2002-1, 0.043%,
10/15/31 (d)(g)	$ 9,688	$ 8,428
WaMu Mortgage Pass-Through Certificates
Series 2005-AR4 Class A3, 4.585%, 4/25/35 (d)	815	758,391
Wells Fargo Mortgage Backed Securities Trust
Series 2004-N Class A6, 4%, 8/25/34 (d)	500	497,424
Total Non-U.S. Government Sponsored Agency
Mortgage-Backed Securities - 8.0%		2,472,238
U.S. Government Sponsored Agency
Obligations
Fannie Mae, 5.964%, 10/09/19 (f)(k)	50,000	25,505,500
Total U.S. Government Sponsored Agency
Obligations - 82.4%		25,505,500
Total Long-Term Investments
(Cost - $34,359,070) - 104.0%		32,199,363
Short-Term Securities	Shares
BlackRock Liquidity Funds, TempFund,
0.64% (l)(m)	840,000	840,000
Total Short-Term Securities
(Cost - $840,000) - 2.7%		840,000
Total Investments
(Cost - $35,199,070*) - 106.7%		33,039,363
Liabilities in Excess of Other Assets - (6.7)%		(2,084,618)
Net Assets - 100.0%		$ 30,954,745

* The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009 as computed for federal income tax purposes, were as follows:

Aggregate cost	$ 35,199,070
Gross unrealized appreciation	$ 96,667
Gross unrealized depreciation	(2,256,374)
Net unrealized depreciation	$ (2,159,707)

(a) Non-income producing security.
(b) Issuer filed for bankruptcy and/or is in default of interest payments.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d) Variable rate security. Rate shown is as of report date.

(e) All or a portion of security has been pledged as collateral in connection with open financial futures contracts.

(f) All or a portion of security has been pledged as collateral in connection with reverse repurchase agreements.

(g) Represents the interest-only portion of a mortgage-backed security and has either a nominal or notional amount of principal.

(h) Security is collateralized by Municipal or US Treasury Obligations.

(i) NPFGC Insured.

(j) Represents the principal only portion of a mortgage-backed security.

(k) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(l) Represents the current yield as of report date.

See Notes to Financials Statements.

BCT Subsidiary, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

(m) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the
Investment Company Act of 1940, were as follows:

	Affiliate					Net Activity		Income
	BlackRock Liquidity Funds, TempFund					840,000		$ 637
•	Reverse repurchase agreements outstanding as of April 30, 2009 were as follows:
			Interest	Trade	Maturity	Net Closing		Face
	Counterparty		Rate	Date	Date	Amount		Amount
	Barclays Bank Plc		0.35%	2/19/09	Open	$ 1,749,632	$ 1,748,425
	Credit Suisse International		1.25%	1/29/09	Open	525,875		524,219
	Total					$ 2,275,507	$ 2,272,644
•	Financial futures contracts sold as of April 30, 2009 were as follows:
				Expiration		Face		Unrealized
	Contracts	Issue		Date		Value		Depreciation
	289	10-Year U.S. Treasury Bond		June 2009		$ 34,703,522	$ (247,416)
•	Interest rate swaps outstanding as of April 30, 2009 were as follows:
Notional
	Fixed	Floating					Amount	Unrealized
	Rate	Rate	Counterparty		Expiration		(000)	Appreciation
	2.745% (1)	3-month	Credit Suisse		October 2010	$ 2,100 $		45,894
		LIBOR	International
	2.743% (1)	3-month
		LIBOR	Deutsche Bank AG		October 2010	$ 2,100		45,971
	Total							$ 91,865

(1) Fund pays floating interest rate and receives fixed rate.

• Effective November 1, 2008, the Fund adopted Financial Accounting Standards Board Statement of Financial Accounting
Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements.
Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

See Notes to Financials Statements.

BCT Subsidiary, Inc.

Schedule of Investments April 30, 2009 (Unaudited)

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Fund's investments:

Valuation	Investments in	Other Financial
Inputs	Securities	Instruments*
	Assets	Assets	Liabilities
Level 1	$ 840,000	-	$ (247,416)
Level 2	31,017,803	$ 91,865	(2,272,644)
Level 3	1,181,560	-	-
Total	$ 33,039,363	$ 91,865	$ (2,520,060)

* Other financial instruments are reverse repurchase agreements, futures and swap contracts. Reverse repurchase agreements are shown at market value. Futures and swap contracts are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of investments for unobservable inputs (Level 3)
used in determining fair value:

Investments in
Securities
Assets
Balance, as of October 31, 2008	$ 80
Accrued discounts/premiums	-
Realized gain	404
Change in unrealized appreciation/depreciation[1]	(413,020)
Net sales	(54,123)
Net transfers in Level 3	1,648,219
Balance, as of April 30, 2009	$ 1,181,560

1 Included in the related net change in unrealized
appreciation/depreciation on the Statement of Operations.

See Notes to Financials Statements.

BCT Subsidiary, Inc.
Statement of Assets and Liabilities
April 30, 2009 (Unaudited)
Assets:	Investments at value - unaffiliated (cost - $34,359,070)	$ 32,199,363
	Investments at value - affiliated (cost - $840,000)	840,000
	Cash	2,180
	Unrealized appreciation on swaps	91,865
	Margin variation receivable	54,186
	Interest receivable	39,016
	Swaps receivable	960
	Income receivable - affiliated	42
	Investment advisory fees receivable	18
	Other assets	3,013
	Total assets	33,230,643
Liabilities:	Reverse repurchase agreements	2,272,644
	Interest expense payable	2,879
	Swaps payable	375
	Total liabilities	2,275,898
	Net Assets	$ 30,954,745
Net Assets Consist of:	Paid-in capital	$ 36,381,724
	Undistributed net investment income	4,006,141
	Accumulated net realized loss	(7,117,862)
	Net unrealized appreciation/depreciation	(2,315,258)
	Net Assets	$ 30,954,745
	Net asset value, 2,957,093 shares outstanding, 200 million shares
	authorized, $0.01 par value	$ 10.47

See Notes to Financial Statements.

BCT Subsidiary, Inc.
Statement of Operations
Six Months Ended April 30, 2009 (Unaudited)
Investment	Interest	$ 1,032,327
Income:	Income - affiliated	887
	Total income	1,033,214
Expenses:	Interest	5,834
	Less fees waived by advisor	(59)
	Total expenses after fees waived	5,775
	Net investment income	1,027,439
Realized and	Net realized loss from:
Unrealized	Investments	(68,580)
Gain (Loss):	Futures and swaps	(3,633,196)
		(3,701,776)
	Net change in unrealized appreciation/depreciation on:
	Investments	231,057
	Futures and swaps	(1,300,662)
		(1,069,605)
	Total realized and unrealized loss	(4,771,381)
	Net Decrease in Net Assets Resulting from Operations	$ (3,743,942)

See Notes to Financial Statements.

BCT Subsidiary, Inc.
Statements of Changes in Net Assets
		Six Months
		Ended	Year Ended
		April 30, 2009	October 31,
Increase (Decrease) in Net Assets:		(Unaudited)	2008
Operations:	Net investment income	$ 1,027,439	$ 1,355,591
	Net realized loss	(3,701,776)	(285,732)
	Net change in unrealized appreciation/depreciation	(1,069,605)	(993,879)
	Net increase (decrease) in net assets
	resulting from operations	(3,743,942)	75,980
Dividends to	Net investment income	-	(1,609,057)
Shareholders from:
Net Assets:	Total decrease in net assets	(3,743,942)	(1,533,077)
	Beginning of period	34,698,687	36,231,764
	End of period	$ 30,954,745	$ 34,698,687
	End of period undistributed net investment income	$ 4,006,141	$ 2,978,702
	See Notes to Financial Statements.

BCT Subsidiary, Inc.
Financial Highlights
		Six Months
		Ended
		April 30,
		2009			Year Ended October 31,
		(Unaudited)		2008	2007	2006	2005	2004
Per Share	Net asset value, beginning of period	$ 11.73		$ 12.25	$ 12.27	$ 12.51	$ 12.74	$ 14.09
Operating	Net investment income	0.35	[1]	0.46 [1]	0.58	0.55	0.54	0.69
Performance:	Net realized and unrealized gain (loss)	(1.61)		(0.44)	0.02	(0.02)	(0.77)	0.11
	Net increase (decrease) from investment operations	(1.26)		0.02	0.60	0.53	(0.23)	0.80
	Dividends and distributions from:
	Net investment income	-		(0.54)	(0.62)	(0.77)	-	(1.62)
	Net realized gain	-		-	-	-	-	(0.53)
	Total dividends and distributions	-		(0.54)	(0.62)	(0.77)	-	(2.15)
	Net asset value, end of period	$ 10.47		$ 11.73	$ 12.25	$ 12.27	$ 12.51	$ 12.74
Total	Based on net asset value	(10.74)%	[3]	0.20%	5.10%	5.18%	(1.81)%	6.64%

Investment
Return:2

Ratios to	Total expenses after waiver and excluding
Average Net	interest expense and excise tax	0.00%	[4]	0.00%	0.13%	1.01%	1.04%	1.03%
	Total expenses after waiver	0.04%	[4]	0.15%	1.32%	1.01%	2.30%	2.50%
	Total expenses	0.04%	[4]	0.15%	1.32%	1.01%	2.30%	2.50%
	Net investment income	6.91%	[4]	3.80%	4.82%	4.68%	4.70%	5.57%
Supplemental	Net assets, end of period (000)	$ 30,955		$ 34,699	$ 36,232	$ 36,275	$ 36,980	$ 37,672
Data:	Reverse repurchase agreements outstanding,
	end of period (000)	$ 2,273		-	-	-	-	-
	Reverse repurchase agreements
	average daily balance (000)	$ 1,615		-	-	-	$ 7,865	$ 21,883
	Portfolio turnover	3%		321%	28%	3%	101%	14%
	Asset coverage, end of period per $1,000[5]	$ 14,621		-	-	-	-	$ 2,956

1 Based on average shares outstanding.

2 This entity is not publicly traded. The total investment return is calculated assuming a purchase of a share at the current net asset value on the first day and a sale at the current net asset value on the last day of each period reported, with dividends reinvested at net asset value on ex-date. Past performance is not a guarantee of future results.

3 Aggregate total investment return.

4 Annualized.

5 Per $1,000 of reverse repurchase agreements outstanding.

See Notes to Financial Statements.

BCT Subsidiary, Inc.
Notes to Financial Statements (Unaudited)

Note 1. Organization and Significant Accounting Policies
BCT Subsidiary, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as a diversified, closed-end management investment company. The
Fund is organized as a Maryland corporation and was incorporated solely for the purpose of receiving all or a substantial portion of the assets of the BlackRock Broad Investment Grade
2009 Term Fund Inc. (“BCT”), incorporated under the laws of the State of Maryland, and as such, is a wholly owned subsidiary of BCT. The Fund’s financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Actual results may differ from these estimates.

On November 29, 2007, the Fund's Board of Directors (the “Board”) approved a Plan of
Liquidation and Dissolution. Accordingly, the Fund will liquidate substantially all of its assets on or about the close of business on December 31, 2009. Based on the Fund’s net assets, prolonged adverse market conditions and investment opportunities currently available to the
Fund, BlackRock and the Board believe it is in the investors’ best interest to liquidate the Fund in advance of its scheduled date. As a part of the Plan of Liquidation and Dissolution, BCT is no longer allocating expenses to the Fund.

The following is a summary of significant accounting policies followed by the Fund:

Valuation of Investments: The Fund values its bond investments on the basis of last available bid prices or current market quotations provided by dealers or pricing services selected under the supervision of the Board. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments, various relationships observed in the market between investments and calculated yield measures based on valuation technology commonly employed in the market for such investments. The fair value of asset-backed and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each tranche of the entity, establishes a benchmark yield and develops an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. Financial futures contracts traded on exchanges are valued at their last sale price. Swap agreements are valued utilizing quotes received daily by the Fund’s pricing service or through brokers, which are derived using daily swap curves and trades of underlying securities. Short-term securities with maturities less than 60 days may be valued at amortized cost, which approximates fair value.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by a method approved by the Fund’s Board as reflecting fair value
(“Fair Value Assets”). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor seeks to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the investment advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets is subsequently reported to the
Board or a committee thereof.

Derivative Financial Instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise if the value of the contract decreases due to an unfavorable change in the price of the underlying security, or if the counterparty does not perform under the contract.

• Financial futures contracts — The Fund may purchase or sell financial futures contracts and options on futures contracts for investment purposes or to manage its interest rate risk. Futures are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Pursuant to the contract, the Fund agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recognized by the Fund as unrealized gains or losses. When the contract is closed, the
Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures transactions involves the risk of an imperfect correlation in the movements in the price of futures contracts, interest rates and the underlying assets, and the possible inability of counterparties to meet the terms of their contracts.

• Interest rate swaps — The Fund may enter into interest rate swaps for investment purposes or to manage its interest rate risk. Interest rate swaps are agreements in which one party pays a floating rate of interest on a notional principal amount and receives a fixed rate of interest on the same notional principal amount for a specified period of time. Alternatively, a party may pay a fixed rate and receive a floating rate.
In more complex swaps, the notional principal amount may decline (or amortize) over time. These periodic payments received or made by the Fund are recorded in the accompanying Statement of Operations as realized gains or losses, respectively. Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation (depreciation). When the swap is terminated, the Fund will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract, if any. Swap transactions involve, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates and/or market values associated with these transactions.

Asset-Backed and Mortgage-Backed Securities: The Fund may invest in asset-backed securities. Asset-backed securities are generally issued as pass-through certificates, which represent undivided fractional ownership interests in an underlying pool of assets, or as debt instruments, which are also known as collateralized obligations, and are generally issued as the debt of a special purpose entity organized solely for the purpose of owning such assets and issuing such debt. Asset-backed securities are often backed by a pool of assets representing the obligations of a number of different parties. The yield characteristics of certain asset-backed securities may differ from traditional debt securities. One such major difference is that all or a principal part of the obligations may be prepaid at any time because the underlying assets
(i.e., loans) may be prepaid at any time. As a result, a decrease in interest rates in the market may result in increases in the level of prepayments as borrowers, particularly mortgagors, refinance and repay their loans. An increased prepayment rate with respect to an asset-backed security subject to such a prepayment feature will have the effect of shortening the maturity of the security. If a Fund has purchased such an asset-backed security at a premium, a faster than anticipated prepayment rate could result in a loss of principal to the extent of the premium paid.

The Fund may purchase in the secondary market certain mortgage pass-through securities.
There are a number of important differences among the agencies and instrumentalities of the

US Government that issue mortgage-related securities and among the securities that they issue.
For example, mortgage-related securities guaranteed by the Government National Mortgage
Association (“GNMA”) are guaranteed as to the timely payment of principal and interest by
GNMA and such guarantee is backed by the full faith and credit of the United States. However, mortgage-related securities issued by the Federal National Mortgage Association (“FNMA”)
include FNMA guaranteed Mortgage Pass-Through Certificates which are solely the obligations of the FNMA, are not backed by or entitled to the full faith and credit of the United States and are supported by the right of the issuer to borrow from the Treasury.

The Fund invests a significant portion of its assets in securities backed by commercial or residential mortgage loans or in issuers that hold mortgage and other asset-backed securities.
Please see the Schedule of Investments for these securities. Changes in economic conditions, including delinquencies and/or defaults on assets underlying these securities, can affect the value, income and/or liquidity of such positions.

Collateralized Mortgage Obligations: The Fund may invest in multiple class pass-through securities, including collateralized mortgage obligations (“CMOs”). These multiple class securities may be issued by GNMA, US government agencies or instrumentalities or by trusts formed by private originators of, or investors in, mortgage loans. In general, CMOs are debt obligations of a legal entity that are collateralized by, and multiple class pass-through securities represent direct ownership interests in, a pool of residential or commercial mortgage loans or mortgage pass-through securities (the “Mortgage Assets”), the payments on which are used to make payments on the CMOs or multiple pass-through securities. Classes of CMOs include interest only (“IOs”), principal only (“POs”), planned amortization classes (“PACs”) and targeted amortization classes (“TACs”). IOs and POs are stripped mortgage-backed securities representing interests in a pool of mortgages, the cash flow from which has been separated into interest and principal components. IOs receive the interest portion of the cash flow while
POs receive the principal portion. IOs and POs can be extremely volatile in response to changes in interest rates. As interest rates rise and fall, the value of IOs tends to move in the same direction as interest rates. POs perform best when prepayments on the underlying mortgages rise since this increases the rate at which the investment is returned and the yield to maturity on the PO. When payments on mortgages underlying a PO are slower than anticipated, the life of the PO is lengthened and the yield to maturity is reduced. If the underlying mortgage assets experience greater than anticipated pre-payments of principal, the Fund may not fully recoup its initial investment in IOs.

Stripped Mortgage-Backed Securities: The Fund may invest in stripped mortgage-backed securities issued by the US Government, its agencies and instrumentalities. Stripped mortgage-
backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. The Fund also may invest in stripped mortgage-backed securities that are privately issued.

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements with qualified third party broker-dealers. In a reverse repurchase agreement, the Fund sells securities to a bank or broker-dealer and agrees to repurchase the securities at a mutually agreed upon date and price. Interest on the value of the reverse repurchase agreements issued and outstanding is based upon competitive market rates determined at the time of issuance.
The Fund may utilize reverse repurchase agreements when it is anticipated that the interest income to be earned from the investment of the proceeds of the transaction is greater than the interest expense of the transaction. Reverse repurchase agreements involve leverage risk and also the risk that the market value of the securities that the Fund is obligated to repurchase under the agreement may decline below the repurchase price. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the
Fund’s use of the proceeds of the agreement may be restricted pending determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.

Zero-Coupon Bonds: The Fund may invest in zero-coupon bonds, which are normally issued at a significant discount from face value and do not provide for periodic interest payments. Zero-
coupon bonds may experience greater volatility in market value than similar maturity debt obligations which provide for regular interest payments.

Segregation and Collateralization: In cases in which the 1940 Act and the interpretive positions of the Securities and Exchange Commission (“SEC”) require that the Fund segregate assets in connection with certain investments (e.g., swaps, financial futures contracts) or certain borrowings (e.g. reverse repurchase agreements) the Fund will, consistent with certain interpretive letters issued by the SEC, designate on its books and records cash or other liquid securities having a market value at least equal to the amount that would otherwise be required to be physically segregated. Furthermore, based on requirements and agreements with certain exchanges and third party broker-dealers, the Fund may also be required to deliver or deposit securities as collateral for certain investments (e.g., financial futures contracts, reverse repurchase agreements and swaps).

Investment Transactions and Investment Income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and Distributions: Dividends and distributions are recorded on the ex-dividend dates.

Income Taxes: It is the Fund’s policy to comply with the requirements of the Internal Revenue
Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. As part of a tax planning strategy, BCT has retained a portion of its taxable income and will pay excise tax on the undistributed amounts.

The Fund files US federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s US federal tax returns remains open for the four years ended November 30, 2008. The statutes of limitations on the
Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Recent Accounting Pronouncement: In March 2008, Statement of Financial Accounting
Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities — an amendment of FASB Statement No. 133” (“FAS 161”), was issued. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity’s results of operations and financial position. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under
the deferred compensation plan approved by the Fund’s Board, non-interested Directors
(“Independent Directors”) defer a portion of their annual complex-wide compensation.
Deferred amounts earn an approximate return as though equivalent dollar amounts have been invested in common shares of other certain BlackRock Closed-End Funds selected by the
Independent Directors. This has approximately the same economic effect for the Independent

Directors as if the Independent Directors had invested the deferred amounts directly in other certain BlackRock Closed-End Funds. The deferred compensation plan is not funded and obligations there under represent general unsecured claims against the general assets of the Fund. The Fund may, however, elect to invest in common shares of other certain BlackRock Closed-End Funds selected by the Independent Directors in order to match its deferred compensation obligations.
Investments to cover the Fund’s deferred compensation liability are included in other assets on the
Statements of Assets and Liabilities. Dividends and distributions from the BlackRock Closed-End Fund investments under the plan are included in income — affiliated on the Statement of Operations.

2. Investment Advisory Agreement and Other Transactions with Affiliates:
The Fund entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the
“Advisor”), an indirect, wholly owned subsidiary of BlackRock, Inc. (“BlackRock”), to provide investment advisory and administration services. The PNC Financial Services Group, Inc.
(“PNC”) and Bank of America Corporation (“BAC”) are the largest stockholders of BlackRock.
BAC became a stockholder of BlackRock following its acquisition of Merrill Lynch & Co., Inc.
(“Merrill Lynch”) on January 1, 2009. Prior to that date, both PNC and Merrill Lynch were considered affiliates of the Fund under the 1940 Act. Subsequent to the acquisition, PNC remains an affiliate, but due to the restructuring of Merrill Lynch’s ownership interest of
BlackRock, BAC is not deemed to be an affiliate under the 1940 Act.

The Advisor has agreed to waive its advisory fees by the amount of investment advisory fees the Fund pays to the Advisor indirectly through its investment in affiliated money market funds. This amount is shown as fees waived by advisor on the Statement of Operations.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock or its affiliates.

3. Investments:
Purchases and sales (including paydowns) of investments, excluding short-term securities, for the six months ended April 30, 2009 were $976,325 and $1,147,109, respectively.

4. Reverse Repurchase Agreements:
For the six months ended April 30, 2009, the daily weighted average interest rate on the reverse repurchase agreements was 1.06%.

5. Capital:
There are 200 million common shares authorized. BCT owned all of the 2,957,093 shares outstanding at April 30, 2009.

6. Capital Loss Carryforward:
As of November 30, 2008, the Fund had a capital loss carryforward available to offset future realized capital gains through the indicated expiration dates:

Expires November 30,
2011	$ 1,120,207
2012	684,360
2014	463,259
Total	$ 2,267,826

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director

R. Glenn Hubbard, Director
W. Carl Kester, Director

Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer
Brian P. Kindelan, Chief Compliance Officer of the Fund
Howard Surloff, Secretary

Custodian
State Street Bank and Trust Company
Boston, MA 02101

Transfer Agent
Computershare Trust Companies, N.A.
Canton, MA 02021

Accounting Agent
State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel
Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036

Fund Address
BlackRock Closed-End Funds
100 Bellevue Parkway
Wilmington, DE 19809

Additional Information

Availability of Quarterly Schedule of Investments
____________________________________________________________________________________________
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public
Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund’s Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

BlackRock Privacy Principles
____________________________________________________________________________________________
BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-
public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free
(800) 441-7762; (2) at www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.
Information about how the Fund voted proxies relating to securities held in the Fund’s portfolios during the most recent 12-month period ended June 30 is available upon request and without charge
(1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the SEC’s website at
http://www.sec.gov.

Item 2 – Code of Ethics – Not Applicable to this semi-annual report

Item 3 – Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 – Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 – Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 – Investments
(a) The registrant’s Schedule of Investments is included as part of the Report to
Stockholders filed under Item 1 of this form.
(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management
Investment Companies – Not Applicable to this semi-annual report

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable to
this semi-annual report

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers – Not Applicable

Item 10 – Submission of Matters to a Vote of Security Holders – The registrant’s Nominating and
Governance Committee will consider nominees to the board of directors recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations that include biographical information and set forth the qualifications of the proposed nominee to the registrant’s Secretary. There have been no material changes to these procedures.

Item 11 – Controls and Procedures

11(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits attached hereto

12(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

12(a)(2) – Certifications – Attached hereto

12(a)(3) – Not Applicable

12(b) – Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BCT Subsidiary, Inc.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BCT Subsidiary, Inc.

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BCT Subsidiary, Inc.

Date: June 19, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BCT Subsidiary, Inc.

Date: June 19, 2009